MUNICIPAL INCOME TRUST II       Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS June 30, 1997

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Municipal Income Trust II (TFB) for the six-month period ended June 30, 1997.

A consumer-led acceleration in economic activity in late 1996 carried into the first quarter of 1997. This contributed to a rise in interest rates between December 1996 and April 1997. On March 25, 1997, the Federal Reserve Board raised the federal-funds rate 25 basis points to 5.50 percent in a preemptive move against a possible increase in the rate of inflation. The bond market recognized that additional rate hikes by the central bank were possible, but began to rally when short-term interest rates remained unchanged in May.

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of U.S. Treasury yields, but with less volatility. Long-term insured revenue bond yields rose from 5.45 percent at the end of November 1996 to a high of 5.85 percent in mid April 1997 before declining to 5.50 percent in June.

                             BOND YIELDS  1994-1997

                                                      Insured Municipal
     30-Year Insured                                 Revenue Yields as a
        Municipal                 30-Year U.S.          Percentage of
      Revenue Yields             Treasury Yields    U.S. Treasury Yields

Dec '93    5.45                     6.35                  0.8586
           5.29                     6.24                  0.8481
           5.64                     6.66                  0.8468
           6.19                     7.09                  0.8728
           6.24                     7.31                  0.854
           6.23                     7.43                  0.8387
Jun '94    6.31                     7.61                  0.8293
           6.15                     7.4                   0.8314
           6.17                     7.45                  0.828
           6.42                     7.82                  0.8212
           6.66                     7.97                  0.8356
           6.99                     8                     0.8738
Dec '94    6.65                     7.88                  0.8438
           6.42                     7.7                   0.834
           6.12                     7.44                  0.8222
           6.07                     7.43                  0.8167
           6.05                     7.34                  0.8245
           5.84                     6.65                  0.8784
Jun '95    6                        6.62                  0.9066
           5.99                     6.85                  0.875
           5.98                     6.65                  0.8997
           5.97                     6.5                   0.9184
           5.79                     6.33                  0.915
           5.61                     6.13                  0.9151
Dec '95    5.49                     5.95                  0.923
           5.42                     6.03                  0.8989
           5.55                     6.47                  0.8577
           5.89                     6.67                  0.8835
           5.94                     6.91                  0.8601
           5.99                     6.99                  0.8571
Jun '96    5.86                     6.87                  0.8529
           5.77                     6.97                  0.8278
           5.82                     7.12                  0.8176
           5.71                     6.92                  0.8248
           5.6                      6.64                  0.8431
           5.45                     6.35                  0.8583
Dec '96    5.56                     6.64                  0.8372
           5.63                     6.79                  0.8293
           5.53                     6.8                   0.8129
           5.83                     7.1                   0.8216
           5.74                     6.96                  0.8251
           5.58                     6.91                  0.8081
Jun '97    5.49                     6.78                  0.8092


MUNICIPAL INCOME TRUST II

LARGEST SECTORS AS OF JUNE 30, 1997
(% OF NET ASSETS)

Refunded                       14%
Transportation                 13%
Mortgage                       11%
Electric                       10%
General Obligation              9%
IDR/PCR*                        8%
Resource Recovery               8%
Water & Sewer                   6%
All Others                     21%

*  Industrial Development/Pollution Control Revenue

Portfolio structure is subject to change.




CREDIT RATINGS AS OF JUNE 30, 1997
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA                     41%
A or A                         29%
Aa or AA                       16%
Baa or BBB                      9%
NR                              5%

As measured by Moody's Investor Service, Inc. or
Standard & Poor's Corp.

Portfolio structure is subject to change.


CALL STRUCTURE AS OF JUNE 30, 1997
(% OF TOTAL LONG-TERM PORTFOLIO)


    Years Bonds                Percent
      Callable                Callable
       1997                      0.7%
       1998                     27.1%
       1999                      4.9%
       2000                      4.4%
       2001                      4.8%
       2002                      2.9%
       2003                     11.2%
       2004                      7.6%
       2005                     11.2%
       2006                     15.0%
       2007+                    10.2%

WEIGHTED AVERAGE CALL PROTECTION: 5.6 YEARS

MUNICIPAL INCOME TRUST II

The ratio of 30-year insured revenue bond yields to 30-year U.S. Treasury yields declined from 86 percent at the end of November 1996 to 81 percent in June 1997. A declining ratio means that municipals have outperformed Treasuries, but have become relatively less attractive. The annual range of the ratio averaged between 80 percent and 92 percent over the past three years.

Relative to last year, new-issue municipal volume was ahead only two percent for the first six months of 1997. Estimated underwriting volume of $180 billion for the full year is expected to exceed bond maturities and redemptions of $130 billion.

PERFORMANCE

Municipal Income Trust II's net asset value (NAV) increased slightly from $10.11 to $10.14 during the six-month period ended June 30, 1997. Based on this NAV change plus reinvestment of tax-free dividends totaling $0.29 per share, the Fund's total NAV return for the period was 3.37 percent.

Over the same period, TFB's market price on the New York Stock Exchange increased from $9.125 to $9.625 per share. Based on this change in market price plus reinvestment of tax-free dividends, TFB's total market return was 8.71 percent. On June 30, 1997 the Fund was trading at a five percent discount to NAV. Undistributed net investment income available for dividends moved from $0.080 to $0.086 per share. The Fund's net assets were in excess of $273 million.

PORTFOLIO STRUCTURE

The Fund remained fully invested in long-term municipal bonds during the period. Investments were diversified among 14 long-term sectors and 56 credits. The portfolio's average maturity was 19 years. The distribution of bond call dates produced an average call protection of 5.6 years. The portfolio has consistently maintained its high quality profile with over 85 percent of its long-term holdings rated single "A" or better.

LOOKING AHEAD

Since the election-year collapse of flat-tax proposals, municipal bonds have outperformed U.S. Treasury securities. Tax-free yields are currently somewhat less attractive in their historical relationship with Treasury yields. However, the long-term benefits of tax-exempt income remain intact and have fostered demand for municipal bonds.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund,

MUNICIPAL INCOME TRUST II
when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended June 30, 1997, the Fund purchased and retired 532,600 shares of beneficial interest at a weighted average market discount of 7.28 percent.

We appreciate your ongoing support of Municipal Income Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MUNICIPAL INCOME TRUST II

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On May 20, 1997, an annual meeting of the Fund's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

         Wayne E. Hedien
         For................................................................  22,179,092
         Withheld...........................................................     555,986

         Dr. Manuel H. Johnson
         For................................................................  22,178,960
         Withheld...........................................................     556,118

         John L. Schroeder
         For................................................................  22,193,370
         Withheld...........................................................     541,708

  The following Trustees were not standing for reelection at this meeting:
  Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, John R. Haire,
   Michael E. Nugent and Philip J. Purcell.

(2) APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

         For................................................................  21,308,099
         Against............................................................     342,569
         Abstain............................................................   1,084,410

(3) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

         For................................................................  21,935,418
         Against............................................................     152,026
         Abstain............................................................     647,634

MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (97.5%)
              General Obligation (8.3%)
$  2,000      California, Various Purpose dtd 10/01/92 (MBIA).........................     6.00%     10/01/21     $  2,052,940
   3,000      Moulton-Niguel Water District, California, Refg 1993 (MBIA).............     5.00      09/01/19        2,744,370
   5,000      Chicago, Illinois, Refg Ser 1995 A-2 (AMBAC)............................     6.25      01/01/14        5,477,650
   2,000      Rosemont, Illinois, 1993 Ser B..........................................     5.50      12/01/07        2,033,580
   3,000      Massachusetts, 1995 Ser B (AMBAC).......................................     5.50      07/01/15        3,013,740
   3,000      New York City, New York, 1995 Ser D (MBIA)..............................     6.20      02/01/07        3,261,840
   4,000      New York State, Refg Ser 1995 B.........................................     5.70      08/15/10        4,217,080
--------                                                                                                          ------------
  22,000                                                                                                            22,801,200
--------                                                                                                          ------------

              Educational Facilities Revenue (4.9%)
   3,000      Massachusetts Health & Educational Facilities Authority, Boston College
               Ser K..................................................................     5.25      06/01/18        2,867,850
   2,000      New Jersey Economic Development Authority, Educational Testing Service
               Ser 1995 B (MBIA)......................................................     6.25      05/15/25        2,125,500
              New York State Dormitory Authority,
   2,000       State University 1990 Ser A............................................     7.50      05/15/13        2,391,300
   2,000       State University 1993 Ser A............................................     5.25      05/15/15        1,901,940
   4,000      Delaware County Authority, Pennsylvania, Villanova University Ser 1995
               (AMBAC)................................................................     5.70      08/01/15        4,072,240
--------                                                                                                          ------------
  13,000                                                                                                            13,358,830
--------                                                                                                          ------------

              Electric Revenue (9.5%)
  10,000      South Carolina Public Service Authority, Refg Ser 1996 A (MBIA).........     5.75      01/01/13       10,318,200
  12,000      San Antonio, Texas, Electric & Gas Refg Ser 1994........................     4.70      02/01/06       11,661,240
   4,000      Intermountain Power Agency, Utah, Refg Ser 1997 B (MBIA)................     5.75      07/01/19        4,000,000
--------                                                                                                          ------------
  26,000                                                                                                            25,979,440
--------                                                                                                          ------------

              Hospital Revenue (3.1%)
   5,000      Hawaii Department of Budget & Finance, Queen's Health 1996 Ser A........     6.00      07/01/20        5,113,150
   2,000      University of Missouri, Health System Ser 1996 A (AMBAC)................     5.50      11/01/16        1,990,420
   1,295      Ward County, North Dakota, Trinity Obligated Group Crossover Refg Ser
               1991 B.................................................................     7.50      07/01/21        1,390,882
--------                                                                                                          ------------
   8,295                                                                                                             8,494,452
--------                                                                                                          ------------

              Industrial Development/Pollution Control Revenue (7.5%)
   5,500      Wamego, Kansas, Kansas Gas & Electric Co Ser 1991 (MBIA)................     7.00      06/01/31        6,006,275
   3,000      New York State Energy Research & Development Authority, New York State
               Electric & Gas Corp 1987 Ser A (AMT) (MBIA)............................     6.15      07/01/26        3,094,920
   2,000      Dayton, Ohio, Emery Air Freight Corp. Ser 1988 A........................    12.50      10/01/09        2,183,160
   5,000      Tulsa Municipal Airport Trust, Oklahoma, American Airlines Inc Ser 1988
               (AMT)..................................................................     7.375     12/01/20        5,374,300

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Lexington County, South Carolina,
$    885       Ellett Brothers Inc Refg Ser 1988......................................    10.625%    09/01/02     $    906,001
   1,000       Ellett Brothers Inc Refg Ser 1988......................................    10.625     09/01/08        1,023,820
   2,000      Dallas-Fort Worth International Airport Facility Improvement
               Corporation, Texas, American Airlines Inc Ser 1995.....................     6.00      11/01/14        2,017,900
--------                                                                                                          ------------
  19,385                                                                                                            20,606,376
--------                                                                                                          ------------

              Mortgage Revenue - Single Family (7.4%)
   5,000      Alaska Housing Finance Corporation, 1997 Ser A (MBIA)...................     6.00      06/01/27        5,050,600
   9,970      Pinnellas County Housing Finance Authority, Florida, Ser 1983...........     0.00      01/01/15        1,686,326
     965      Olathe, Kansas, GNMA Collateralized Ser 1989 A (AMT) (MBIA).............     8.00      11/01/20        1,010,037
   5,500      Maine Housing Authority, Purchase 1990 Ser A-4 (AMT)....................     6.40      11/15/23        5,629,305
   1,935      New Hampshire Housing Finance Authority, Residential GNMA-Backed
               Ser 1988 A (AMT).......................................................     7.70      07/01/29        2,037,768
  33,230      Southeast Texas Housing Finance Corporation, GNMA-Backed Ser 1988 A.....     0.00      04/01/21        4,757,539
--------                                                                                                          ------------
  56,600                                                                                                            20,171,575
--------                                                                                                          ------------

              Nursing & Health Related Facilities Revenue (3.8%)
   3,000      Iowa Financing Authority, Care Initiatives Ser 1996.....................     9.25      07/01/25        3,550,740
   2,900      Chester County Industrial Development Authority, Pennsylvania, RHA/PA
               Nursing Homes Inc Ser 1989.............................................    10.125     05/01/19        2,789,249
   4,580      Kirbyville Health Facilities Development Corporation, Texas, Heartway
               III Corp Ser 1988 A (a)................................................    11.25      03/20/21        3,893,000
--------                                                                                                          ------------
  10,480                                                                                                            10,232,989
--------                                                                                                          ------------

              Public Facilities Revenue (1.1%)
   3,000      New York State Dormitory Authority, Court Facilities Ser A..............     5.625     05/15/13        2,988,870
--------                                                                                                          ------------

              Resource Recovery Revenue (8.2%)
   1,500      Regional Waste Systems Inc, Maine, 1986 Ser D-F (AMT)...................     8.15      07/01/11        1,611,420
   8,000      Northeast Maryland Waste Disposal Authority, Montgomery County Ser 1993
               A (AMT)................................................................     6.30      07/01/16        8,227,440
  12,000      Lancaster County Solid Waste Management Authority, Pennsylvania,
               1988 Ser A (AMT).......................................................     8.50      12/15/10       12,523,200
--------                                                                                                          ------------
  21,500                                                                                                            22,362,060
--------                                                                                                          ------------

              Tax Allocation (3.7%)
   5,000      El Cajon Redevelopment Agency, California, Refg Ser 1992 (AMBAC)........     6.60      10/01/22        5,427,800
   5,000      Rosemead Redevelopment Agency, California, 1993 Ser A...................     5.60      10/01/33        4,684,300
--------                                                                                                          ------------
  10,000                                                                                                            10,112,100
--------                                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Transportation Facilities Revenue (13.1%)
$  5,000      Chicago, Illinois, Chicago-O'Hare International Airport Ser 1996 A
               (AMBAC)................................................................     5.625%    01/01/12     $  5,057,300
   3,000      Ohio Turnpike Commission, 1996 Ser A (MBIA).............................     5.50      02/15/26        2,957,250
              Allegheny County, Pennsylvania,
   5,500       Greater Pittsburgh Int'l Airport Ser 1988 C (AMT) (MBIA)...............     8.25      01/01/16        5,710,650
  10,500       Greater Pittsburgh Int'l Airport Ser 1988 D (AMT) (FGIC)...............     7.75      01/01/19       10,670,940
   4,000      Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)...............     6.125     11/15/25        4,115,680
   7,000      Virginia Port Authority, Commonwealth Port Ser 1988 (AMT)...............     8.20      07/01/08        7,374,430
--------                                                                                                          ------------
  35,000                                                                                                            35,886,250
--------                                                                                                          ------------

              Water & Sewer Revenue (6.5%)
   3,000      Dade County, Florida, Ser 1995 (FGIC)...................................     5.50      10/01/18        2,966,370
   2,000      Chicago, Illinois, Wastewater Ser 1994 (MBIA)...........................     6.375     01/01/24        2,138,860
   4,000      Massachusetts Water Resources Authority, 1993 Ser C.....................     5.25      12/01/20        3,734,440
   6,800      Prince William County Service Authority, Virginia, Refg Ser 1993
               (FGIC).................................................................     5.00      07/01/21        6,231,384
   3,000      Upper Occoquan Sewerage Authority, Virginia, Ser 1995 A (MBIA)..........     5.00      07/01/25        2,758,920
--------                                                                                                          ------------
  18,800                                                                                                            17,829,974
--------                                                                                                          ------------

              Other Revenue (3.8%)
   3,500      California Special Districts Finance Authority, 1988 Ser A COPs.........     8.50      07/01/18        3,688,860
   4,360      Tampa, Florida, Cap Impr Ser 1988 A.....................................     8.25      10/01/18        4,567,405
   2,000      New York Local Government Assistance Corporation, Ser 1995 A............     6.00      04/01/24        2,057,780
--------                                                                                                          ------------
   9,860                                                                                                            10,314,045
--------                                                                                                          ------------

              Refunded (16.6%)
  20,100      San Francisco Redevelopment Agency, California, George R Moscone
               Convention Ctr Ser 1988................................................     0.00+     07/01/04++     16,541,094
  19,580      Boulder County, Colorado, National Center for Atmospheric Research Ser
               1988...................................................................     8.25      12/01/98++     20,820,001
   1,280      Illinois Health Facilities Authority, Glen Oaks Medical Center Inc
               Refg 1990 Ser D........................................................     9.50      11/15/00+       1,503,091
   3,500      New York State Medical Care Facilities Finance Agency, Montefiore
               Medical Center - FHA Insured Mtge. 1989 Ser A..........................     7.25      02/15/99+       3,734,570
   2,575      Washington Public Power Supply System, Nuclear Proj #2 Refg Ser 1990
               B......................................................................     7.00      07/01/00+       2,814,990
--------                                                                                                          ------------
  47,035                                                                                                            45,413,746
--------                                                                                                          ------------

 300,955      TOTAL MUNICIPAL BONDS (Identified Cost $252,416,879)...........................................      266,551,907
--------                                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              SHORT-TERM MUNICIPAL OBLIGATIONS (0.6%)
$  1,200      East Baton Rouge Parish, Louisiana, Exxon Corp Ser 1993 (Demand
               07/01/97)..............................................................     4.05*%    03/01/22     $  1,200,000
     500      Washington Health Care Facilities Authority, Fred Hutchinson Cancer
--------       Center Ser 1996 (Demand 07/01/97)......................................     4.10*     01/01/23          500,000
                                                                                                                  ------------

   1,700      TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS (Identified Cost $1,700,000)............................        1,700,000
--------
                                                                                                                  ------------

$302,655      TOTAL INVESTMENTS (Identified Cost $254,116,879) (b)..................................    98.1%
========                                                                                                           268,251,907

              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    1.9        5,158,634
                                                                                                         ----     ------------

              NET ASSETS.............................................................................  100.0%     $273,410,541
                                                                                                       ======     ============

---------------------

     AMT      Alternative Minimum Tax.
     COPs     Certificates of Participation.
      +       Currently a zero coupon bond; will convert to 8.50% on July 1,
              2002.
      +       Prerefunded to call date shown.
      ++      Refunded to call date shown by crossover refunding.
      *       Current coupon of variable rate demand obligation.
     (a)      Bond in default; non-income producing.
     (b)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $15,555,702 and the aggregate gross unrealized depreciation is $1,420,674, resulting in net unrealized appreciation of $14,135,028.

Bond Insurance:
    AMBAC     AMBAC Indemnity Corporation.
     FGIC     Financial Guaranty Insurance Company.
     MBIA     Municipal Bond Investors Assurance Corporation.


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                 June 30, 1997

Alaska...................  1.8%
California............... 12.9
Colorado.................  7.6
Florida..................  3.4
Hawaii...................  1.9
Illinois.................  5.9
Iowa.....................  1.3
Kansas...................  2.6
Louisiana................  0.4
Maine....................  2.6%
Maryland.................  3.0
Massachusetts............  3.5
Missouri.................  0.7
New Hampshire............  0.8
New Jersey...............  0.8
New York.................  8.6
North Dakota.............  0.5
Ohio.....................  1.9
Pennsylvania............. 13.1%
South Carolina...........  6.4
Texas....................  9.7
Utah.....................  1.5
Virginia.................  6.0
Washington...............  1.2
                          ----

Total.................... 98.1%
                          ====

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST II

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $254,116,879).......................................    $268,251,907
Cash..................................................................          34,017
Receivable for:
    Interest..........................................................       4,957,076
    Investments sold..................................................         417,652
Prepaid expenses and other assets.....................................          35,526
                                                                          ------------

    TOTAL ASSETS......................................................     273,696,178
                                                                          ------------

LIABILITIES:
Payable for:
    Investment advisory fee...........................................          91,197
    Administration fee................................................          57,249
    Shares of beneficial interest repurchased.........................          24,108
Accrued expenses and other payables...................................         113,083
                                                                          ------------

    TOTAL LIABILITIES.................................................         285,637
                                                                          ------------

NET ASSETS:
Paid-in-capital.......................................................     256,330,863
Net unrealized appreciation...........................................      14,135,028
Accumulated undistributed net investment income.......................       2,318,232
Accumulated undistributed net realized gain...........................         626,418
                                                                          ------------

    NET ASSETS........................................................    $273,410,541
                                                                          ============

NET ASSET VALUE PER SHARE,
 26,952,766 shares outstanding
 (unlimited shares authorized of $.01 par value)......................          $10.14
                                                                                ======

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST II

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.........................................................    $8,872,332
                                                                            ----------

EXPENSES
Investment management fee...............................................       532,006
Administration fee......................................................       333,952
Transfer agent fees and expenses........................................        48,420
Professional fees.......................................................        32,450
Shareholder reports and notices.........................................        22,606
Registration fees.......................................................        16,036
Custodian fees..........................................................         7,534
Trustees' fees and expenses.............................................         6,398
Other...................................................................         6,793
                                                                            ----------
    TOTAL EXPENSES......................................................     1,006,195

    LESS: EXPENSE OFFSET................................................        (7,416)
                                                                            ----------

    NET EXPENSES........................................................       998,779
                                                                            ----------

    NET INVESTMENT INCOME...............................................     7,873,553
                                                                            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain.......................................................       845,247
Net change in unrealized appreciation...................................      (492,649)
                                                                            ----------

    NET GAIN............................................................       352,598
                                                                            ----------

NET INCREASE............................................................    $8,226,151
                                                                            ==========

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST II

STATEMENT OF CHANGES IN NET ASSETS
                                                         FOR THE SIX          FOR THE YEAR
                                                         MONTHS ENDED             ENDED
                                                        JUNE 30, 1997       DECEMBER 31, 1996
---------------------------------------------------------------------------------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................      $  7,873,553         $  16,487,955
Net realized gain (loss)...........................           845,247              (218,829)
Net change in unrealized appreciation..............          (492,649)           (4,563,939)
                                                          -----------           -----------

    NET INCREASE...................................         8,226,151            11,705,187
                                                          -----------           -----------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..............................        (7,754,007)          (17,197,100)
Net realized gain..................................          --                  (1,332,341)
                                                          -----------           -----------

    TOTAL..........................................        (7,754,007)          (18,529,441)
                                                          -----------           -----------
Net decrease from transactions in shares of
 beneficial interest...............................        (4,962,998)           (2,518,715)
                                                          -----------           -----------

    NET DECREASE...................................        (4,490,854)           (9,342,969)
NET ASSETS:
Beginning of period................................       277,901,395           287,244,364
                                                          -----------           -----------

    END OF PERIOD
    (Including undistributed net investment income
    of $2,318,232 and $2,198,686, respectively)....      $273,410,541         $ 277,901,395
                                                          ===========           ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Municipal Income Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 15, 1988 and commenced operations on June 1, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Dean Witter InterCapital Inc. (the "Investment Adviser"), an affiliate of Dean Witter Services Company Inc. (the "Administrator"), the Fund pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.40% to the portion of the Fund's weekly net assets not exceeding $250 million and 0.30% to the portion of the Fund's weekly net assets exceeding $250 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Adviser maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Adviser. The Investment Adviser also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with the Administrator, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.25% to the portion of the Fund's weekly net assets not exceeding $250 million; 0.20% to the portion of the Fund's weekly net assets exceeding $250 million but not exceeding $500 million; 0.167% of the portion to the Fund's weekly net assets exceeding $500 million but not exceeding $750 million; and 0.133% to the portion of the Fund's weekly net assets exceeding $750 million.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical,

MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1997 aggregated $5,000,000 and $15,046,747, respectively.

Dean Witter Trust Company, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At June 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $30,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,261. At June 30, 1997, the Fund had an accrued pension liability of $47,418 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                                   CAPITAL
                                                                                                                   PAID IN
                                                                                                                  EXCESS OF
                                                                                      SHARES       PAR VALUE      PAR VALUE
                                                                                    ----------     ---------     ------------
Balance, December 31, 1995......................................................    27,757,966     $277,579      $263,534,997
Treasury shares purchased and retired (weighted average discount 8.26%)*........      (272,600)      (2,726)       (2,515,989)
                                                                                     ---------      -------       -----------
Balance, December 31, 1996......................................................    27,485,366      274,853       261,019,008
Treasury shares purchased and retired (weighted average discount 7.28%)*........      (532,600)      (5,326)       (4,957,672)
                                                                                    ----------     --------      ------------
Balance, June 30, 1997..........................................................    26,952,766     $269,527      $256,061,336
                                                                                    ==========     ========      ============

---------------------
* The Trustees have voted to retire the shares purchased.

MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

6. FEDERAL INCOME TAX STATUS

At December 31, 1996, the Fund had a net capital loss carryover of approximately $199,000 which will be available through December 31, 2004 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $20,000 during fiscal 1996.

7. DIVIDENDS

On July 1, 1997, the Fund declared the following dividends from net investment income:

 AMOUNT             RECORD                PAYABLE
PER SHARE            DATE                  DATE
---------     ------------------    -------------------
 $0.0475        July 11, 1997          July 25, 1997
 $0.0475        August 8, 1997        August 22, 1997
 $0.0475      September 5, 1997     September 19, 1997

MUNICIPAL INCOME TRUST II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                 FOR THE SIX
                                                                 MONTHS ENDED            FOR THE YEAR ENDED DECEMBER 31,*
                                                                   JUNE 30,       ----------------------------------------------
                                                                    1997*             1996             1995            1994++
--------------------------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................      $  10.11         $    10.35       $     9.75      $     10.81
                                                                     ------             ------           ------           ------
Net investment income........................................          0.30               0.59             0.65             0.66
Net realized and unrealized gain (loss)......................          0.01              (0.17)            0.70            (0.96)
                                                                     ------             ------           ------           ------
Total from investment operations.............................          0.31               0.42             1.35            (0.30)
                                                                     ------             ------           ------           ------
Less dividends and distributions from:
   Net investment income.....................................         (0.29)             (0.62)           (0.63)           (0.64)
   Net realized gain.........................................            --              (0.05)           (0.12)           (0.14)
                                                                     ------             ------           ------           ------
Total dividends and distributions............................         (0.29)             (0.67)           (0.75)           (0.78)
                                                                     ------             ------           ------           ------
Anti-dilutive effect of acquiring treasury shares............          0.01               0.01               --             0.02
                                                                     ------             ------           ------           ------
Net asset value, end of period...............................      $  10.14         $    10.11       $    10.35      $      9.75
                                                                     ======             ======           ======           ======
Market value, end of period..................................      $  9.625         $    9.125       $    10.00      $     9.125
                                                                     ======             ======           ======           ======
TOTAL INVESTMENT RETURN++....................................          8.71%(1)          (2.29)%          18.34%           (9.61)%
RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................................          0.75%(2)           0.76%(3)         0.74%            0.76%
Net investment income........................................          5.89%(2)           5.91%            6.41%            6.48%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......................      $273,411           $277,901         $287,244         $272,647
Portfolio turnover rate......................................             2%(1)             11%              19%              10%

                                                                       FOR THE YEAR
                                                                    ENDED DECEMBER 31,*
                                                                ------------------------------
                                                                    1993              1992
-----------------------------------------------------------------------------------------------
                                                                 (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................       $ 10.46          $ 10.34
                                                                     ------            -----
Net investment income........................................          0.69             0.70
Net realized and unrealized gain (loss)......................          0.35             0.12
                                                                     ------            -----
Total from investment operations.............................          1.04             0.82
                                                                     ------            -----
Less dividends and distributions from:
   Net investment income.....................................         (0.69)           (0.69)
   Net realized gain.........................................            --**          (0.01)
                                                                     ------            -----
Total dividends and distributions............................         (0.69)           (0.70)
                                                                     ------            -----
Anti-dilutive effect of acquiring treasury shares............            --               --
                                                                     ------            -----
Net asset value, end of period...............................       $ 10.81          $ 10.46
                                                                     ======            =====
Market value, end of period..................................       $10.875          $ 10.50
                                                                     ======           ======
TOTAL INVESTMENT RETURN++....................................         10.32%           12.23%
RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................................          0.75%            0.86%
Net investment income........................................          6.46%            6.70%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......................      $310,180         $300,173
Portfolio turnover rate......................................            12%              %7

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 ** Includes a distribution of $0.004 per share.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
 ++ Restated for comparative purposes.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

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

                 (This page has been left blank intentionally)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.



MUNICIPAL
INCOME
TRUST II



Semiannual Report
June 30, 1997